Other information about investments (Details 15)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share Capital		€ 4,005,000,000		€ 4,005,000,000
Corporate And Other Activities [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
% Ownership		10.08%
Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Company name		Emittenti Titoli SpA (in liquidation)
Registered office		Milan
Country of operation		Italy
Share Capital		€ 4,264,000
Consolidation or valutation method	[1]	Co.
Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership	[2]	10.00%
Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries [Member] | Emittenti Titoli SpA (L) [Member]
Disclosure of subsidiaries [line items]
Shareholders		Emittenti Titoli SpA (L)
% Ownership		0.78%
Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		89.22%
Outside Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Company name		OGCI Climate Investments Llp
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share Capital | £	[3]		£ 0
Consolidation or valutation method	[1]	Co.
Outside Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		85.71%
Outside Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni UK Ltd
% Ownership		14.29%

[1]	Jointly controlled entity.
[2]	Controlling interest: Eni SpA 10.08 Third parties 89.92
[3]	Shares without nominal value.